STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Capital Goods - 5.6%
Fastenal	300,400		16,777,340
Hexcel	232,200	[a]	13,168,062
The Toro Company	124,200		13,654,548
			43,599,950
Consumer Durables & Apparel - 2.5%
NIKE, Cl. B	118,200		19,472,268
Consumer Services - 4.0%
Booking Holdings	6,800	[a]	15,637,756
McDonald's	64,300		15,268,678
			30,906,434
Diversified Financials - 3.2%
Intercontinental Exchange	136,900		16,363,657
Moody's	22,300		8,491,171
			24,854,828
Food & Staples Retailing - 1.1%
Costco Wholesale	19,100		8,699,859
Health Care Equipment & Services - 11.3%
Edwards Lifesciences	149,000	[a]	17,459,820
Henry Schein	182,100	[a]	13,764,939
Intuitive Surgical	22,100	[a]	23,283,676
ResMed	60,400		17,548,012
Stryker	59,500		16,487,450
			88,543,897
Household & Personal Products - 3.4%
Colgate-Palmolive	133,100		10,375,145
The Estee Lauder Companies, Cl. A	48,000		16,343,520
			26,718,665
Materials - 5.6%
Ecolab	69,600		15,685,056
FMC	128,600		12,040,818
Linde	50,500		15,886,795
			43,612,669
Media & Entertainment - 6.8%
Alphabet, Cl. C	11,206	[a]	32,600,943
Take-Two Interactive Software	39,900	[a]	6,432,678
The Walt Disney Company	75,800	[a]	13,742,540
			52,776,161
Pharmaceuticals Biotechnology & Life Sciences - 10.8%
Eli Lilly & Co.	71,200		18,390,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.8% (continued)
Illumina		23,600	[a]	10,788,976
Johnson & Johnson		92,500		16,014,525
Mettler-Toledo International		10,200	[a]	15,838,866
Waters		57,400	[a]	23,764,748
				84,797,363
Retailing - 6.2%
Dollar General		74,300		16,562,213
O'Reilly Automotive		26,100	[a]	15,505,488
The TJX Companies		224,300		16,311,096
				48,378,797
Semiconductors & Semiconductor Equipment - 1.9%
Texas Instruments		79,200		15,120,072
Software & Services - 23.7%
Adobe		39,400	[a]	26,149,780
Ansys		37,700	[a]	13,774,072
Automatic Data Processing		77,100		16,116,984
Cognizant Technology Solutions, Cl. A		107,000		8,165,170
Fortinet		46,000	[a]	14,496,440
Jack Henry & Associates		84,100		14,833,558
Manhattan Associates		93,500	[a]	15,239,565
Mastercard, Cl. A		58,400		20,219,832
Microsoft		109,200		32,965,296
Oracle		90,700		8,084,091
Paychex		136,200		15,590,814
				185,635,602
Technology Hardware & Equipment - 10.9%
Amphenol, Cl. A		305,600		23,418,128
Cisco Systems		272,900		16,106,558
Cognex		187,100		16,580,802
IPG Photonics		63,600	[a]	10,855,248
TE Connectivity		119,600		17,966,312
				84,927,048
Transportation - 1.8%
Expeditors International of Washington		115,400		14,383,456
Total Common Stocks (cost $289,754,247)				772,427,069
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,484,997)	0.06	9,484,997	[b]	9,484,997
Total Investments (cost $299,239,244)		100.0%		781,912,066

Cash and Receivables (Net)	.0%	20,180
Net Assets	100.0%	781,932,246

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	772,427,069	-	-	772,427,069
Investment Companies	9,484,997	-	-	9,484,997

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2021, accumulated net unrealized appreciation on investments was $482,672,822, consisting of $483,697,633 gross unrealized appreciation and $1,024,811 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.